PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2024	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2021	Mar. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of plant					$ (36,000)
Depreciation expense		$ 18,000	$ 19,000	74,000	106,000
Amortization expense				$ 0	380,000
Purchaser [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gain on sale of plant					341,000
Transaction fees					$ 11,000
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment to acquire	$ 240,000					$ 305,000	$ 240,000
Operating leased equipment, per unit	1